Employee benefits and private pension plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 26,051	R$ 27,077	R$ 17,521
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	19,713	20,420	11,182
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	4,947	5,290	4,909
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	256	254	286
Life insurance [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 1,135	R$ 1,113	R$ 1,144